Derivative Financial Instruments - Additional Information (Detail) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 TRY (₺)
Disclosure of detailed information about financial instruments [line items]
Interest expense accrual included in current derivative financial instruments assets	₺ 84,479
Derivative financial assets	1,356,062			₺ 981,396
Interest expense accrual included in current derivative financial instruments liabilities	34,168			92,384
Derivative financial liabilities	165,265			110,108
Interest income included in current derivative financial instruments assets				19,731
Maximum exposure to credit risk	₺ 16,635,383			₺ 13,279,196
Change in interest rates	1.00%		1.00%
Change in percentage foreign exchange currency rate	10.00%	10.00%
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk | €			€ 500,000
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets used for hedging | €			500,000,000
Guarantees included in current derivative financial instruments assets used for hedging	₺ 690,146
Minimum change in mark-to-market value required for transaction | €		€ 10,000,000
Transfer amount as collateral to the company	925,539	153,540,000
Threshold amount | €			€ 10,000,000
Transfer amount as collateral to the bank	235,393	€ 39,050,000
Collateral amount recognizes under borrowings	690,146
Derivative financial instruments assets, without transaction	2,046,208
Current borrowings, without transaction	₺ 7,726,055
USD [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedge Ratio	1	1
USD [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedge Ratio	1	1
Other foreign currency (RMB) [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedge Ratio	1	1
Other foreign currency (RMB) [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedge Ratio	1	1